CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 6,293,415	$ 1,682,526
Accounts receivable, net	6,337,730	4,118,502
Other receivables, net	133,266	72,255
Prepayments	511,385	1,412,570
Short-term investment	7,091,939	0
Total current assets	20,367,735	7,285,853
OTHER ASSETS
Property and equipment, net	254,591	2,193,189
Right-of-use assets	292,743
Long-term deposits, net	175,085	107,260
Intangible assets, net	4,778,481	5,247,752
Deferred tax assets		389,893
Deferred offering cost		730,586
Escrow	600,000
Goodwill	2,009,769
Total other assets	8,110,669	8,668,680
Total assets	28,478,404	15,954,533
CURRENT LIABILITIES
Accounts payable	4,530,740	552,540
Bank loans - current	4,496,883	3,065,134
Interest payable- related party		574,065
Other payables and accrued liabilities	947,976	687,702
Deferred revenue	1,405,374	1,755,967
Taxes payable	701,873	865,795
Lease liabilities - current	185,146
Total current liabilities	12,267,992	7,501,203
OTHER LIABILITIES
Deferred tax liabilities	81,992	322,035
Bank loans - noncurrent	131,603
Lease liabilities - noncurrent	95,947
Total other liabilities	309,542	322,035
Total liabilities	12,577,534	7,823,238
COMMITMENTS AND CONTINGENCIES SHAREHOLDERS’ EQUITY
Ordinary shares,$0.001 par value, 50,000,000 shares authorized, 25,445,000 and 19,000,000 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	25,445	19,000
Additional paid-in capital	26,783,355	5,852,089
Statutory reserves	449,136	437,549
(Accumulated deficits) Retained earnings	(12,799,436)	1,084,383
Accumulated other comprehensive income	592,218	494,046
Total shareholders’ equity attributable to Infobird Co., Ltd	15,050,718	7,887,067
Noncontrolling interests	850,152	244,228
Total equity	15,900,870	8,131,295
Total liabilities and equity	$ 28,478,404	$ 15,954,533